Indebtedness	12 Months Ended
Dec. 31, 2012
Indebtedness
Indebtedness

Note 7. Indebtedness

At December 31, 2012 and 2011, our outstanding indebtedness consisted of the following:

	December 31,
	2012	2011
Unsecured revolving credit facility, due in 2015	$49,500	$345,500
Unsecured term loan, due in 2017	350,000	—
Mortgage note payable, 5.73% interest rate, including unamortized premium of $621, due in 2015(1)	49,274	50,118
Mortgage note payable, 6.21% interest rate, due in 2016(1)	24,441	24,713
Mortgage note payable, 7.00% interest rate, including unamortized premium of $878, due in 2019(1)	10,247	10,559
Mortgage note payable, 8.15% interest rate, including unamortized premium of $651, due in 2021(1)	9,165	9,993
	$492,627	$440,883

(1)                                     We assumed these mortgages in connection with our acquisition of certain properties.  The stated interest rates for these mortgage debts are the contractually stated rates.  We recorded the assumed mortgages at estimated fair value on the date of acquisition and we are amortizing the fair value premiums, if any, to interest expense over the respective terms of the mortgages to reduce interest expense to the estimated market interest rates as of the date of acquisition.

We have a $550,000 unsecured revolving credit facility that is available for general business purposes, including acquisitions.  The maturity date of our revolving credit facility is October 19, 2015 and, subject to the payment of an extension fee and meeting certain other conditions, includes an option for us to extend the stated maturity date of our revolving credit facility by one year to October 19, 2016.  In addition, our revolving credit facility includes a feature under which maximum borrowings may be increased to up to $1,100,000 in certain circumstances.  Borrowings under our revolving credit facility bear interest at a rate of LIBOR plus a spread of 150 basis points.  We also pay a facility fee of 35 basis points per annum on the total amount of lending commitments under our revolving credit facility.  Both the interest rate spread and the facility fee are subject to adjustment based upon changes to our credit ratings.  As of December 31, 2012, the interest rate payable on borrowings under our revolving credit facility was 1.71%, and the weighted average annual interest rate for borrowings under our revolving credit facility was 1.75% and 2.19% for the years ended December 31, 2012 and December 31 2011, respectively.  As of December 31, 2012 we had $49,500 outstanding and $500,500 available under our revolving credit facility.

In January 2012, we entered into a five year $350,000 unsecured term loan. Our term loan matures on January 11, 2017, and is prepayable without penalty at any time.  In addition, our term loan includes a feature under which maximum borrowings may be increased to up to $700,000 in certain circumstances. Our term loan bears interest at a rate of LIBOR plus a spread, which was 175 basis points as of December 31, 2012.  The interest rate spread is subject to adjustment based upon changes to our credit ratings.  As of December 31, 2012, the interest rate for the amount outstanding under our term loan was 1.96% and the weighted average interest rate for the amount outstanding under our term loan was 1.99% for the period from January 12, 2012 to December 31, 2012.

Our revolving credit facility agreement and our term loan agreement provide for acceleration of payment of all amounts due thereunder upon the occurrence and continuation of certain events of default,  including a change of control of us and the termination of our business management agreement with RMR.  Our revolving credit facility agreement and our term loan agreement also contain a number of covenants,  including covenants that restrict our ability to incur debts or to make distributions under certain circumstances and require us to maintain financial ratios and a minimum net worth.

At December 31, 2012, five of our properties with an aggregate net book value of $122,682 were secured by four mortgage notes.  We assumed these mortgages in connection with certain of our acquisitions.  Our mortgage notes are non-recourse and do not contain any material financial covenants.

The required principal payments due during the next five years and thereafter under all our outstanding debt as of December 31, 2012 are as follows:

2013	$1,933
2014	2,072
2015	98,191
2016	24,708
2017	351,308
Thereafter	12,265
$490,477